Insurance and Reinsurance Contract Assets and Liabilities - Significant Judgements and Estimates (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	15 years	15 years
Ultimate year	55 years	55 years
Less than 1 year | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.46%	5.17%
Less than 1 year | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.44%	5.14%
Less than 1 year | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.48%	5.38%
Less than 1 year | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.56%	5.32%
Less than 1 year | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	0.82%	0.53%
Less than 1 year | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.73%	4.20%
5 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.93%	4.33%
5 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.89%	4.22%
5 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.05%	4.54%
5 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.09%	4.57%
5 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.17%	0.77%
5 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.36%	4.01%
10 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.86%	4.92%
10 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.76%	4.69%
10 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.01%	5.37%
10 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.91%	5.25%
10 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.55%	1.08%
10 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.23%	4.98%
20 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.00%	4.86%
20 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.98%	4.72%
20 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.33%	5.65%
20 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.33%	5.56%
20 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	2.33%	1.75%
20 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.70%	4.61%
30 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.32%	4.80%
30 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.21%	4.69%
30 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.15%	5.27%
30 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.14%	5.18%
30 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	2.97%	2.24%
30 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.17%	4.19%
Ultimate | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.40%	4.40%
Ultimate | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.40%	4.40%
Ultimate | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.15%	5.00%
Ultimate | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.03%	4.88%
Ultimate | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.60%	1.60%
Ultimate | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.70%	3.80%